CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Shareholders' deficiency
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized, unlimited	Unlimited	Unlimited
Common stock, shares issued (in shares)	3,541,668	1,163,871
Common stock, shares outstanding (in shares)	3,541,668	1,163,871